Financial Assets - Additional Information (Detail) - Samse S.A [member] - France [member] - Associates [member] - Level 1 of fair value hierarchy [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Proportion of ownership interest in associate	21.13%	21.13%
Fair value of investments in associates where price quotations published	€ 125	€ 107